Consolidated balance sheets € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Statement of financial position [abstract]
Cash and cash equivalents	SFr 494.6	SFr 371.0
Trade receivables	204.8	174.6
Inventories	356.5	395.6
Total other current financial assets	34.2	33.2
Other current operating assets	61.2	77.0
Current assets	1,151.3	1,051.5
Property, plant and equipment	93.6	77.2
Right-of-use assets	214.0	151.6
Intangible assets	64.6	70.3
Deferred tax assets	69.5	31.7
Non-current assets	441.7	330.9
Assets	1,593.0	1,382.4
Trade payables	65.1	111.0
Other current financial liabilities	53.4	31.2
Other current operating liabilities	156.4	81.7
Current provisions	7.1	5.0
Income tax liabilities	23.5	13.9
Current liabilities	305.6	242.7
Employee benefit obligations	2.2	6.3
Non-current provisions	10.0	7.2
Other non-current financial liabilities	190.3	138.8
Deferred tax liabilities	10.5	17.9
Non-current liabilities	212.9	170.2
Share capital	33.5	33.5
Treasury shares	(26.7)	(26.1)
Capital reserves	1,140.8	1,105.1
Other reserves	(9.8)	0.0
Accumulated losses	(63.3)	(142.9)
Equity	1,074.5	969.5
Equity and liabilities	SFr 1,593.0	SFr 1,382.4